CENTAUR MUTUAL FUNDS TRUST

FILED VIA EDGAR

June 15, 2020

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Centaur Mutual Funds Trust (the “Trust”)

File Nos. 333-117597 and 811-21606

Ladies and Gentlemen:

This letter is being transmitted by the Trust, on behalf of its series, DCM/INNOVA HIGH DIVIDEND INCOME INNOVATION FUND and Lebenthal Ultra Short Tax-Free Income Fund (each a “Fund” and collectively the “Funds”), pursuant to Rule 497(c) under the Securities Act of 1933, as amended.

Pursuant to Rule 497(c), the Trust hereby submits exhibits containing interactive data format risk/summary information based on the risk/return summary information contained in the definitive Prospectus for the Funds, as filed on June 9, 2020 (SEC Accession No. 0001398344-20-012230).

Please direct any comments or questions to the undersigned at (513) 869-4262.

Very truly yours,

/s/ Maggie Bull

Maggie Bull

Secretary